Consolidated Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 739,598			$ 468,671			$ 2,511,438	$ 1,046,662	$ 1,641,501	$ 2,411,937
General and administrative	828,464			182,389			1,834,645	755,962	930,667	2,965,207
Loss from operations	(1,568,062)			(651,060)			(7,433,915)	(1,802,624)	(2,572,168)	(5,377,144)
Interest expense	(1,261)			(95,211)			(64,555)	(566,790)	(661,224)	(1,100,390)
Change in fair value of convertible promissory notes	0			(129,966)			9,317	9,798,628	9,877,857	93,365
Net (loss) income	$ (1,442,792)	$ (5,030,164)	$ (892,049)	$ (876,237)	$ 7,478,971	$ 826,480	$ (7,365,005)	$ 7,429,214	$ 6,644,465	$ (6,384,169)
Net income (loss) per share - basic (in dollars per share)	$ (4.00)			$ (2.52)			$ (20.74)	$ 4.04	$ 3.07	$ (19.82)
Net income (loss) per share - diluted (in dollars per share)	$ (4.00)			$ (2.52)			$ (20.74)	$ (3.35)	$ (3.96)	$ (19.82)
Weighted average common shares outstanding - basic (in shares)	361,067			348,382			355,087	348,348	348,368	322,116
Weighted average common shares outstanding - diluted (in shares)	361,067			348,382			355,087	2,337,027	2,054,875	322,116